Accounting Policies - Stock-Based Compensation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Compensation expense	$ 3.0	$ 2.5	$ 3.0